UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
June 15, 2025 to December 14, 2025

Commission File Number of Issuing Entity: 333-259293-01
Central Index Key Number of Issuing Entity: 0001880480
ENTERGY TEXAS RESTORATION FUNDING II, LLC
(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor and Sponsor: 333-259293
Central Index Key Number of Depositor and Sponsor: 0001427437
ENTERGY TEXAS, INC.
(Exact name of Depositor and Sponsor as specified in its charter)
Dawn Balash
Assistant General Counsel – Corporate and Securities
(504) 576-6755
__________________________
(Name and telephone number, including of area code, of the person to contact in connection with this filing)

DELAWARE
(State or other jurisdiction of incorporation or organization of the issuing entity)

87-2161827
(IRS Employer Identification No.)

Capital Center 919 Congress Avenue, Suite 840-C Austin, Texas	78701
(Address of principal executive offices of the issuing entity)	(Zip Code)

(512) 487-3982
(Registrant’s Telephone Number, Including Area Code)

None
(Former Name or Former Address, if Changed Since Last Report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Senior Secured System Restoration Bonds, Tranche A-1			x
Senior Secured System Restoration Bonds, Tranche A-2			x

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

x	Yes	No

PART I – DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1, and supplemental servicer information is provided in Exhibit 99.2.

The record date for distributions described in Exhibit 99.1 is December 14, 2025.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibits 99.1 and 99.2 is included in the Prospectus relating to the Senior Secured System Restoration Bonds (the "Bonds"), dated March 24, 2022 of Entergy Texas Restoration Funding II, LLC (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) of the Securities Act of 1933 on March 28, 2022.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the Bonds have been made with respect to the December 15, 2025 distribution date for the semi-annual distribution period of June 15, 2025 to December 14, 2025.

Item 1A.	Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 1B.	Asset Representations Reviewer and Investor Communications.

Omitted pursuant to General Instruction C of Form 10-D.

PART II – OTHER INFORMATION

Item 2.	Legal Proceedings.

None.

Item 3.	Sale of Securities and Use of Proceeds.

None.

Item 4.	Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5.	Reserved.

Item 6.	Significant Obligors of Pool Assets

Omitted pursuant to General Instruction C of Form 10-D.

Item 7.	Change in Sponsor Interest in the Securities.

None.

Item 8.	Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9.	Other Information

Omitted pursuant to General Instruction C of Form 10-D.

Item 10.	Exhibits.

(a) Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1         Semi-annual Servicer's Certificate relating to the Bonds, dated December 8, 2025.

*99.2         Monthly Servicer’s Certificates for each month in the distribution period from June 15, 2025 to December 14, 2025.

(b) Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith):

3.1            Certificate of Formation of the Issuing Entity filed with the Delaware Secretary of State on August 12, 2021 (incorporated by reference to exhibit 3.1 included as an exhibit to the Issuing Entity’s Form S-1 dated September 1, 2021).

3.2            Amended and Restated Limited Liability Company Agreement of the Issuing Entity (incorporated by reference to exhibit 3.2 included as an exhibit to the Issuing Entity’s Report on Form 8-K dated March 24, 2022).

4.1            Indenture dated as of April 1, 2022 between the Issuing Entity and The Bank of New York Mellon providing for the issuance of Senior Secured System Restoration Bonds (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K dated April 1, 2022).

4.2            Form of Senior Secured System Restoration Bonds, (included as Exhibit A to the Indenture filed as Exhibit 4.1) (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K dated April 1, 2022).

10.1            Transition Property Servicing Agreement dated as of April 1, 2022 between the Issuing Entity and Entergy Texas, Inc., as servicer (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K dated April 1, 2022).

10.2            Transition Property Purchase and Sale Agreement dated as of April 1, 2022 between the Issuing Entity and Entergy Texas, Inc., as seller (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity’s Report on Form 8-K dated April 1, 2022).

10.3            Administration Agreement dated as of April 1, 2022 between the Issuing Entity and Entergy Texas, Inc., as servicer (incorporated by reference to the exhibit with the same numerical designation included as an exhibit to the Issuing Entity's Report on Form 8-K dated April 1, 2022).

*99.1         Semi-annual Servicer's Certificate relating to the Bonds, dated December 8, 2025.

*99.2         Monthly Servicer’s Certificates for each month in the distribution period from June 15, 2025 to December 14, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

ENTERGY TEXAS RESTORATION FUNDING II, LLC (Issuing Entity)
By: Entergy Texas, Inc., as servicer
By: /s/ Barrett E. Green
Name: Barrett E. Green
Title: Vice President and Treasurer

Date: December 22, 2025

EXHIBIT INDEX

99.1     Semi-annual Servicer's Certificate relating to the Bonds, dated December 8, 2025.

99.2     Monthly Servicer’s Certificates for each month in the distribution period from June 15, 2025 to December 14, 2025.